Loss per share - Securities excluded (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Net (loss) income per share
Dilutive securities excluded	123,633,063	50,253,038
Share options | Employees
Net (loss) income per share
Dilutive securities excluded	123,633,063	50,253,038